02.28 Spartan Total Market Index Fund F PRO-02 | Spartan® Total Market Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Spartan® Total Market Index Fund}	02.28 Spartan Total Market Index Fund F PRO-02 Spartan® Total Market Index Fund Spartan Total Market Index Fund-Class F
Management fee	0.015%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.015%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Spartan® Total Market Index Fund}	02.28 Spartan Total Market Index Fund F PRO-02 Spartan® Total Market Index Fund Spartan Total Market Index Fund-Class F USD ($)
1 year	$ 2
3 years	5
5 years	8
10 years	$ 19